NOTE 5 INCOME TAXES - Deferred Tax Table (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax asset related to:
Net operating loss carry forward	$ 413,226	$ 324,034
Less: valuation allowance	(413,226)	(324,034)
Net deferred tax asset	$ 0	$ 0